SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMPTION (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Investment eliminated upon consolidation	$ 63,165
Assets acquired: Cash	13,419
Assets acquired:Building	630,000
Assets acquired: Land	85,000
Liabilities assumed: Accounts payable	(15,797)
Liabilities assumed: Long term debt	(450,000)
Liabilities assumed: Deferred income tax liability	(66,116)
Total identifiable net assets:	196,506
Gain on acquisition of ENP Realty	$ 133,341